EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
EARNINGS PER SHARE
NOTE 2. EARNINGS PER SHARE

Basic earnings per common share is net income available to common shareholders divided by the weighted average number of common shares outstanding during the period.  Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options, stock awards and warrants.

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Net income	$ 7,989	$ 6,219	$ 13,954	$ 12,240
Dividends and accretion of discount on preferred stock	0	2,382	0	3,187
Net income available to common shareholders	$ 7,989	$ 3,837	$ 13,954	$ 9,053

Weighted average shares outstanding for basic earnings per common share	16,201,311	16,114,408	16,198,348	16,103,080
Dilutive effect of stock options, awards and warrants	98,918	98,052	98,336	92,174
Weighted average shares outstanding for diluted earnings per common share	16,300,229	16,212,460	16,296,684	16,195,254

Basic earnings per common share	$ 0.49	$ 0.24	$ 0.86	$ 0.56
Diluted earnings per common share	$ 0.49	$ 0.24	$ 0.86	$ 0.56

8

Stock options for 70,000 and 89,918 shares for the three-month periods ended June 30, 2011 and June 30, 2010, respectively, were not considered in computing diluted earnings per common share because they were antidilutive.  Stock options for 70,000 and 109,000 shares for the six-month periods ended June 30, 2011 and June 30, 2010, respectively, were not considered in computing diluted earnings per common share because they were antidilutive.  In addition, warrants for 198,269 shares for the three-month and six-month periods ended June 30, 2010, were not considered in computing diluted earnings per share because they were antidilutive.